Eaton Vance
All Asset Strategy Fund
November 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 55.7%
Security	Shares	Value
Aerospace & Defense — 2.9%
Airbus SE	1,519	$ 357,149
BAE Systems PLC	15,391	335,396
Boeing Co.(1)	1,667	315,063
General Dynamics Corp.	1,812	619,034
General Electric Co.	2,000	596,900
Hensoldt AG	3,735	296,265
Howmet Aerospace, Inc.	2,806	574,080
L3Harris Technologies, Inc.	1,365	380,412
Leonardo SpA	5,780	316,704
Lockheed Martin Corp.	1,387	635,052
Northrop Grumman Corp.	1,066	610,019
Rheinmetall AG	289	494,153
RTX Corp.	5,017	877,523
Saab AB, Class B	6,222	313,800
Thales SA	1,256	328,840
		$ 7,050,390
Automobiles — 1.2%
Ford Motor Co.	26,201	$ 347,949
Tesla, Inc.(1)	4,949	2,128,911
Toyota Motor Corp.	21,500	433,875
		$ 2,910,735
Banks — 6.4%
Banca Monte dei Paschi di Siena SpA	31,028	$ 293,461
Banco Bilbao Vizcaya Argentaria SA	35,291	762,537
Banco Santander SA	93,652	1,004,292
Bank of America Corp.	12,461	668,533
BNP Paribas SA	15,467	1,321,701
Chiba Bank Ltd.	30,600	322,686
Citigroup, Inc.	3,191	330,588
Citizens Financial Group, Inc.	13,451	727,699
Commerzbank AG	8,145	319,500
Erste Group Bank AG	2,915	318,529
Fifth Third Bancorp	7,062	306,915
Huntington Bancshares, Inc.	46,966	765,546
ING Groep NV	18,467	478,686
Intesa Sanpaolo SpA(2)	73,573	477,123
JPMorgan Chase & Co.	4,385	1,372,856
KeyCorp	16,812	309,005
M&T Bank Corp.	3,194	607,563
Mizuho Financial Group, Inc.	10,300	363,400
Nordea Bank Abp	17,525	310,022
Regions Financial Corp.	25,985	661,318
Security	Shares	Value
Banks (continued)
Societe Generale SA	11,242	$ 782,549
Sumitomo Mitsui Financial Group, Inc.	14,600	441,958
Swedbank AB, Class A	9,880	314,429
Truist Financial Corp.	16,471	765,901
U.S. Bancorp	6,270	307,543
UniCredit SpA	9,662	719,048
Wells Fargo & Co.	6,292	540,168
Yokohama Financial Group, Inc.	38,400	303,912
		$ 15,897,468
Beverages — 0.6%
Coca-Cola Co.	10,371	$ 758,327
Keurig Dr. Pepper, Inc.	10,800	301,320
PepsiCo, Inc.	2,048	304,620
		$ 1,364,267
Biotechnology — 0.7%
AbbVie, Inc.	2,775	$ 631,867
Amgen, Inc.	1,026	354,442
Gilead Sciences, Inc.	3,309	416,405
Vertex Pharmaceuticals, Inc.(1)	702	304,394
		$ 1,707,108
Broadline Retail — 1.5%
Amazon.com, Inc.(1)	16,315	$ 3,804,984
		$ 3,804,984
Building Products — 0.9%
Daikin Industries Ltd.	2,400	$ 311,799
Geberit AG	390	304,029
Johnson Controls International PLC	4,178	485,943
Kingspan Group PLC	4,239	363,785
Rockwool AS, Class B	9,230	311,923
Trane Technologies PLC	823	346,878
		$ 2,124,357
Capital Markets — 1.9%
Ares Management Corp., Class A	2,032	$ 318,719
Blackstone, Inc.	2,100	307,482
Charles Schwab Corp.	3,310	306,936
CME Group, Inc.	1,180	332,123
Deutsche Bank AG	13,106	464,544
Goldman Sachs Group, Inc.	506	417,976
Hamilton Lane, Inc., Class A	2,454	304,137
Hong Kong Exchanges & Clearing Ltd.	5,600	297,805
Houlihan Lokey, Inc.	1,725	302,565

Eaton Vance
All Asset Strategy Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
KKR & Co., Inc.	2,524	$ 308,710
Partners Group Holding AG	298	353,646
Robinhood Markets, Inc., Class A(1)	2,792	358,744
S&P Global, Inc.	607	302,790
Tradeweb Markets, Inc., Class A	2,814	306,332
		$ 4,682,509
Chemicals — 0.9%
Air Products and Chemicals, Inc.	1,258	$ 328,401
Corteva, Inc.	4,571	308,405
Dow, Inc.	13,495	321,856
International Flavors & Fragrances, Inc.	4,442	308,630
Linde PLC	856	351,234
LyondellBasell Industries NV, Class A	6,687	327,596
PPG Industries, Inc.	3,035	303,622
		$ 2,249,744
Commercial Services & Supplies — 0.2%
Republic Services, Inc.	1,367	$ 296,721
Waste Management, Inc.	1,383	301,314
		$ 598,035
Communications Equipment — 0.3%
Arista Networks, Inc.(1)	3,538	$ 462,346
Cisco Systems, Inc.	4,484	344,999
		$ 807,345
Construction & Engineering — 0.4%
API Group Corp.(1)	8,127	$ 321,504
EMCOR Group, Inc.	515	316,761
Quanta Services, Inc.	697	324,022
		$ 962,287
Construction Materials — 0.6%
Heidelberg Materials AG	2,434	$ 624,814
Holcim AG	3,570	334,818
Martin Marietta Materials, Inc.	497	309,750
Vulcan Materials Co.	1,041	309,427
		$ 1,578,809
Consumer Finance — 0.3%
American Express Co.	860	$ 314,132
Capital One Financial Corp.	1,441	315,680
		$ 629,812
Security	Shares	Value
Consumer Staples Distribution & Retail — 0.7%
Aeon Co. Ltd.(2)	16,500	$ 298,870
Costco Wholesale Corp.	607	554,549
Walmart, Inc.	7,866	869,272
		$ 1,722,691
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	11,554	$ 300,635
Verizon Communications, Inc.	7,266	298,705
		$ 599,340
Electric Utilities — 1.1%
Constellation Energy Corp.	1,201	$ 437,596
Enel SpA	87,076	899,575
Entergy Corp.	4,003	390,373
Exelon Corp.	6,548	308,542
Iberdrola SA	20,961	442,308
NextEra Energy, Inc.	3,589	309,695
		$ 2,788,089
Electrical Equipment — 1.4%
ABB Ltd.	5,663	$ 407,430
Eaton Corp. PLC	1,154	399,157
Emerson Electric Co.	2,434	324,647
GE Vernova, Inc.	691	414,441
Hubbell, Inc.	710	306,315
nVent Electric PLC	3,089	331,357
Rockwell Automation, Inc.	791	313,125
Siemens Energy AG(1)	6,895	922,977
		$ 3,419,449
Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	5,199	$ 437,756
Teledyne Technologies, Inc.(1)	605	302,209
		$ 739,965
Energy Equipment & Services — 0.1%
SLB Ltd.	8,785	$ 318,368
		$ 318,368
Entertainment — 0.5%
Netflix, Inc.(1)	6,928	$ 745,314
Walt Disney Co.	2,873	300,143
Warner Bros Discovery, Inc.(1)	12,930	310,320
		$ 1,355,777

Eaton Vance
All Asset Strategy Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Financial Services — 1.9%
Apollo Global Management, Inc.	2,304	$ 303,782
Berkshire Hathaway, Inc., Class B(1)	2,594	1,332,823
Corebridge Financial, Inc.	10,627	319,023
Enact Holdings, Inc.	7,783	301,280
Equitable Holdings, Inc.	6,640	310,022
Fiserv, Inc.(1)	5,233	321,673
Jack Henry & Associates, Inc.	1,754	306,038
Mastercard, Inc., Class A	955	525,756
ORIX Corp.	12,700	347,295
Visa, Inc., Class A	2,028	678,244
		$ 4,745,936
Food Products — 0.1%
Yakult Honsha Co. Ltd.(2)	20,300	$ 317,642
		$ 317,642
Ground Transportation — 0.3%
Uber Technologies, Inc.(1)	3,572	$ 312,693
Union Pacific Corp.	1,325	307,175
		$ 619,868
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	3,542	$ 456,564
Boston Scientific Corp.(1)	6,869	697,753
EssilorLuxottica SA	1,845	661,555
Intuitive Surgical, Inc.(1)	580	332,618
Stryker Corp.	814	302,141
		$ 2,450,631
Health Care Providers & Services — 0.9%
Cardinal Health, Inc.	1,649	$ 350,017
Cencora, Inc.	1,711	631,239
HCA Healthcare, Inc.	689	350,212
McKesson Corp.	686	604,448
UnitedHealth Group, Inc.	1,222	402,979
		$ 2,338,895
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	5,887	$ 315,955
Welltower, Inc.	1,499	312,122
		$ 628,077
Hotels, Restaurants & Leisure — 0.6%
Booking Holdings, Inc.	88	$ 432,493
Chipotle Mexican Grill, Inc.(1)	9,471	326,939
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
McDonald's Corp.	968	$ 301,842
Starbucks Corp.	3,510	305,756
		$ 1,367,030
Household Durables — 0.4%
Lennar Corp., Class A	2,433	$ 319,453
NVR, Inc.(1)	41	307,799
Sony Group Corp.	13,400	393,368
		$ 1,020,620
Household Products — 0.2%
Procter & Gamble Co.	2,927	$ 433,664
		$ 433,664
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	1,777	$ 317,834
		$ 317,834
Industrial Conglomerates — 0.7%
Hitachi Ltd.	15,700	$ 500,189
Honeywell International, Inc.	2,072	398,218
Siemens AG	2,162	573,197
Smiths Group PLC	10,345	335,100
		$ 1,806,704
Industrial REITs — 0.1%
Prologis, Inc.	2,381	$ 306,030
		$ 306,030
Insurance — 1.1%
Allianz SE	717	$ 309,404
American International Group, Inc.	5,670	431,827
Hartford Insurance Group, Inc.	2,196	300,918
Markel Group, Inc.(1)	340	707,350
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	902	568,286
Progressive Corp.	1,321	302,231
		$ 2,620,016
Interactive Media & Services — 3.2%
Alphabet, Inc., Class A	12,226	$ 3,914,521
Alphabet, Inc., Class C	5,415	1,733,450
Meta Platforms, Inc., Class A	3,450	2,235,427
		$ 7,883,398

Eaton Vance
All Asset Strategy Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 0.3%
Accenture PLC, Class A	1,189	$ 297,250
International Business Machines Corp.	1,599	493,420
		$ 790,670
Life Sciences Tools & Services — 0.3%
Danaher Corp.	1,318	$ 298,896
Thermo Fisher Scientific, Inc.	615	363,361
		$ 662,257
Machinery — 2.0%
Alstom SA(1)	13,606	$ 357,010
Atlas Copco AB, Class A(2)	35,697	606,650
Caterpillar, Inc.	1,327	764,033
Cummins, Inc.	666	331,655
Deere & Co.	615	285,661
GEA Group AG	4,522	306,308
Ingersoll Rand, Inc.	3,814	306,417
Knorr-Bremse AG	4,112	436,056
Otis Worldwide Corp.	3,402	302,268
PACCAR, Inc.	2,909	306,667
Parker-Hannifin Corp.	459	395,520
Volvo AB, Class B	17,727	531,743
		$ 4,929,988
Media — 0.4%
Comcast Corp., Class A	10,954	$ 292,362
Fox Corp., Class B	5,461	318,158
News Corp., Class B(2)	10,330	304,012
		$ 914,532
Metals & Mining — 0.6%
JFE Holdings, Inc.	38,500	$ 472,521
Newmont Corp.	3,588	325,539
Nucor Corp.	1,967	313,717
Steel Dynamics, Inc.	1,894	317,870
		$ 1,429,647
Multi-Utilities — 0.1%
E.ON SE	16,724	$ 297,802
		$ 297,802
Oil, Gas & Consumable Fuels — 1.1%
Antero Midstream Corp.	27,308	$ 491,817
Chevron Corp.	2,323	351,075
ConocoPhillips	3,429	304,118
Devon Energy Corp.	8,403	311,415
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	4,638	$ 537,637
Occidental Petroleum Corp.	7,229	303,618
Targa Resources Corp.	1,757	308,020
		$ 2,607,700
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	5,114	$ 327,807
		$ 327,807
Pharmaceuticals — 1.7%
AstraZeneca PLC	2,460	$ 456,381
Eli Lilly & Co.	1,287	1,384,130
Johnson & Johnson	4,098	847,958
Merck & Co., Inc.	4,397	460,938
Novartis AG	6,111	797,043
Pfizer, Inc.	11,964	307,953
		$ 4,254,403
Professional Services — 0.4%
Leidos Holdings, Inc.	1,607	$ 307,098
Recruit Holdings Co. Ltd.	6,100	312,122
Verisk Analytics, Inc.	1,343	302,269
		$ 921,489
Semiconductors & Semiconductor Equipment — 5.8%
Advanced Micro Devices, Inc.(1)	2,952	$ 642,149
Advantest Corp.	2,600	346,101
Applied Materials, Inc.	1,534	386,952
ASML Holding NV	360	380,640
Broadcom, Inc.	8,242	3,321,196
Intel Corp.(1)	9,024	366,013
Lam Research Corp.	2,552	398,112
Micron Technology, Inc.	2,471	584,342
NVIDIA Corp.	41,685	7,378,245
Qualcomm, Inc.	1,994	335,172
Texas Instruments, Inc.	1,879	316,179
		$ 14,455,101
Software — 4.2%
Adobe, Inc.(1)	925	$ 296,120
AppLovin Corp., Class A(1)	576	345,301
Crowdstrike Holdings, Inc., Class A(1)	611	311,097
Datadog, Inc., Class A(1)	1,902	304,339
Intuit, Inc.	452	286,604
Microsoft Corp.	12,438	6,119,621
Oracle Corp.	3,018	609,485

Eaton Vance
All Asset Strategy Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Palantir Technologies, Inc., Class A(1)	5,927	$ 998,403
Palo Alto Networks, Inc.(1)	1,638	311,433
Salesforce, Inc.	1,319	304,082
ServiceNow, Inc.(1)	369	299,779
Synopsys, Inc.(1)	772	322,704
		$ 10,508,968
Specialized REITs — 0.1%
American Tower Corp.	1,668	$ 302,358
		$ 302,358
Specialty Retail — 0.6%
Home Depot, Inc.	1,697	$ 605,693
Industria de Diseno Textil SA(2)	5,538	310,617
Lowe's Cos., Inc.	1,279	310,132
TJX Cos., Inc.	1,978	300,498
		$ 1,526,940
Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	24,699	$ 6,887,316
Western Digital Corp.	3,783	617,878
		$ 7,505,194
Textiles, Apparel & Luxury Goods — 0.3%
LVMH Moet Hennessy Louis Vuitton SE	418	$ 308,860
NIKE, Inc., Class B	4,771	308,350
		$ 617,210
Tobacco — 0.2%
Philip Morris International, Inc.	2,408	$ 379,212
		$ 379,212
Trading Companies & Distributors — 0.4%
Fastenal Co.	7,506	$ 303,243
Toyota Tsusho Corp.	10,500	340,474
United Rentals, Inc.	406	330,963
		$ 974,680
Wireless Telecommunication Services — 0.1%
SoftBank Group Corp.	2,800	$ 301,296
		$ 301,296
Total Common Stocks (identified cost $90,512,228)		$137,875,128

Exchange-Traded Funds — 41.8%
Security	Shares	Value
Equity Funds — 5.8%
iShares Core MSCI Emerging Markets ETF	151,453	$ 10,162,496
iShares MSCI India ETF	21,502	1,176,375
iShares MSCI South Korea ETF(2)	8,438	766,761
iShares MSCI Taiwan ETF(2)	34,187	2,205,403
		$ 14,311,035
Fixed-Income Funds — 36.0%
Eaton Vance Mortgage Opportunities ETF(3)	525,635	$ 26,665,464
Eaton Vance Total Return Bond ETF(3)	624,722	32,323,116
iShares TIPS Bond ETF	87,495	9,734,694
Vanguard Emerging Markets Government Bond ETF	184,892	12,559,714
Vanguard Short-Term Treasury ETF	130,207	7,673,098
		$ 88,956,086
Total Exchange-Traded Funds (identified cost $100,241,436)		$103,267,121

Short-Term Investments — 3.5%
Affiliated Fund — 2.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.90%(4)	5,737,903	$ 5,737,903
Total Affiliated Fund (identified cost $5,737,903)		$ 5,737,903

Securities Lending Collateral — 1.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.04%(5)	2,990,307	$ 2,990,307
Total Securities Lending Collateral (identified cost $2,990,307)		$ 2,990,307
Total Short-Term Investments (identified cost $8,728,210)		$ 8,728,210
Total Investments — 101.0% (identified cost $199,481,874)		$249,870,459
Other Assets, Less Liabilities — (1.0)%		$ (2,466,492)
Net Assets — 100.0%		$247,403,967

Eaton Vance
All Asset Strategy Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at November 30, 2025. The aggregate market value of securities on loan at November 30, 2025 was $3,793,646 and the total market value of the collateral received by the Fund was $3,892,792, comprised of cash of $2,990,307 and U.S. government and/or agencies securities of $902,485.
(3)	Affiliated fund.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2025.
(5)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	48.3%	$119,419,201
Japan	2.4	5,807,508
Germany	2.3	5,613,306
France	1.7	4,117,664
Italy	1.1	2,705,911
Spain	1.0	2,519,754
Sweden	0.7	1,766,622
United Kingdom	0.5	1,126,877
Switzerland	0.4	1,065,105
Netherlands	0.4	859,326
Ireland	0.1	363,785
Austria	0.1	318,529
Denmark	0.1	311,923
Finland	0.1	310,022
Hong Kong	0.1	297,805
Exchange-Traded Funds	41.7	103,267,121
Total Investments	101.0%	$249,870,459
Abbreviations:
REITs	– Real Estate Investment Trusts

Eaton Vance
All Asset Strategy Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at November 30, 2025.
Affiliated Investments
At November 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $64,726,483, which represents 26.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended November 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Mortgage Opportunities ETF	$28,421,809	$ —	$ (2,095,302)	$ 30,687	$308,270	$26,665,464	$328,364	525,635
Eaton Vance Total Return Bond ETF	39,406,889	—	(7,557,912)	80,907	393,232	32,323,116	378,548	624,722
Short-Term Investments
Liquidity Fund, Institutional Class(1)	6,505,773	18,026,584	(18,794,454)	—	—	5,737,903	34,859	5,737,903
Total				$111,594	$701,502	$64,726,483	$741,771
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 10,753,047	$ 301,296	$ —	$ 11,054,343
Consumer Discretionary	9,800,799	1,446,720	—	11,247,519
Consumer Staples	3,600,964	616,512	—	4,217,476
Energy	2,926,068	—	—	2,926,068
Financials	17,700,928	10,874,813	—	28,575,741
Health Care	9,498,315	1,914,979	—	11,413,294
Industrials	14,371,955	9,363,099	—	23,735,054
Information Technology	34,080,502	726,741	—	34,807,243
Materials	3,826,047	1,432,153	—	5,258,200
Real Estate	1,236,465	—	—	1,236,465
Utilities	1,764,040	1,639,685	—	3,403,725
Total Common Stocks	$109,559,130	$28,315,998*	$ —	$137,875,128

Eaton Vance
All Asset Strategy Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$103,267,121	$ —	$ —	$103,267,121
Short-Term Investments:
Affiliated Fund	5,737,903	—	—	5,737,903
Securities Lending Collateral	2,990,307	—	—	2,990,307
Total Investments	$221,554,461	$28,315,998	$ —	$249,870,459
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.